Investment Strategy - Axonic Strategic Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

In pursuing its investment objective, the Fund seeks to maximize risk-adjusted total returns by investing primarily in income-producing instruments (i.e., under normal circumstances, the Fund will invest at least 60% of its net assets in income-producing instruments). These instruments may include: (i) mortgage-backed securities (“MBS”), including agency and non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”); (ii) other asset-backed securities (“ABS”) and structured credit instruments, including instruments representing the ownership and cashflows from or financing of various assets (such as assets in the aviation industry and automobiles), collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”); collateralized mortgage obligations (“CMOs”) and various commercial and consumer loans (and participations thereon) or receivables held in trust; and (iii) other income-producing investments, including corporate and bank-issued bonds, loans and participations, and instruments representing the ownership and cashflows from or financing of various assets, including assets in the aviation industry, automobiles, and intellectual property royalties. The Fund also may invest in real estate investment trusts (“REIT”), equity securities of companies whose business is substantially related to the mortgage business (e.g., title, financial guaranty and other insurers and reinsurers; banks; marketplace and other lenders; mortgage originators; mortgage and other loan servicers; and homebuilders), and mortgage derivatives such as stripped RMBS and inverse floaters. Fund investments may also include private placement debt securities or loans, which may be directly or indirectly originated by the Fund or purchased from other originators. The Fund may be the sole buyer of such loans or securities designed for purchase by the Fund.

Credit instruments acquired by the Fund may be fixed, floating or inverse floating; interest-only or principal-only (i.e., stripped securities); of any maturity or no maturity; senior or subordinate (including equity tranches of structured credit instruments); and/or secured or unsecured debt instruments. There is no limit on the amount of Fund assets that may be invested in the junior debt, residual or equity tranches of any of the structured finance vehicles in which the Fund may invest. The Fund’s investments may be of any credit quality, including, without limitation, investments that are distressed or in default, unrated or rated below investment grade (commonly referred to as “high yield” or “junk” instruments). The Fund’s investments may be issued by U.S. and non-U.S. issuers. There is no limit on the percentage of the Fund’s assets that may be invested in the securities or loans of non-U.S. issuers or obligors, including, without limitation, securities of emerging markets issuers and obligors.

In addition, for speculative or hedging purposes, the Fund may use various cleared and uncleared over-the-counter and exchange-traded derivatives, including swaps (such as total return swaps), options, swaptions, futures and forward agreements on financial instruments, equity securities and indices, debt instruments and indices, government securities, treasuries, currencies and commodities.

Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in MBS and other mortgage-related securities (such as CMOs), which investments the Fund treats as investments in a group of industries. To the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s positions may be leveraged, and may be financed by various sources of funding, including bank lines, margin trading, short positions, derivatives (including total return swaps and forward transactions), and reverse repurchase arrangements and participations. The Fund may invest up to 15% of its net assets in illiquid investments.

The Adviser’s investment approach focuses primarily on generation of income and other gains while seeking to minimize the adverse effects of rising interest rates by: (i) utilizing both top-down and bottom-up analysis during the fundamental research phase; and (ii) focusing on key sources of risk during the portfolio construction and ongoing portfolio management phases.

The Adviser’s investment strategy relies on three primary components:

●	the Adviser’s ability to identify and purchase appropriate securities;

●	an intensive analytical approach to risk management and portfolio construction; and

●	the Adviser’s ability to construct a blended portfolio of risk-based assets and hedges with a return profile over time that demonstrates increased total return while mitigating discrete risks.

The Adviser carries out the Fund’s investment process and risk control procedures by applying various valuation tools, including the Adviser’s own risk and valuation pricing engine. In particular, the Adviser believes that attractive risk-adjusted returns can be produced by systematically discovering misvalued credit risk, structural nuances and other opportunities in income-producing investments.

In managing the Fund’s investments, the Adviser applies top-down research in an effort to optimize portfolio construction for attractive risk-adjusted returns. In selecting securities for the Fund, the Adviser attempts to take advantage of the inefficiencies that result from, among other things: (i) inconsistency of performance across deals, issuers, and sectors; (ii) heterogeneity of securities from both a collateral and structural perspective; and (iii) structural complexity. The Adviser then supplements the foregoing where applicable by making investments that provide appropriate hedging mechanisms, as necessary. The Adviser sells securities when the securities have realized the Adviser’s goals, the Adviser identifies more attractive opportunities or pressing needs for the Fund’s portfolio, the securities are no longer attractive, or the Adviser wishes to raise cash for the Fund.

The Fund may invest in all money market instruments, U.S. Government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions (collectively, “Cash Positions”). The Fund may invest in Cash Positions at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available.